Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	CLAYTON WILLIAMS ENERGY INC /DE
Entity Central Index Key	0000880115
Document Type	8-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	false